Deferred Government Subsidy	12 Months Ended
Dec. 31, 2025
Deferred Government Subsidy [Abstract]
DEFERRED GOVERNMENT SUBSIDY

NOTE 15 – DEFERRED GOVERNMENT SUBSIDY

Deferred government subsidy consisted of the following:

	As of December 31,
	2025	2024
Deferred subsidy on relocation	$2,859,962	$2,739,989
Others	785,775	309,618
Total	$3,645,737	$3,049,607

In November 2021, GMB BJ planned to relocate the Company address from Beijing to Zibo city, and it applied for subsidy of RMB 21,926,900 to compensate for the future incremental costs arising from the relocation, which was approved by the Finance Bureau of Zibo. In January 2022, the Company received a government subsidy of RMB 20,000,000, or $2,859,962. The Company relocated to Zibo in November 2023, however the expenditures related to relocation had not been audited and acknowledged by the government of Zibo as of December 31, 2025. Therefore, the cash received was recognized as a deferred government subsidy.